American Beacon Small Cap Value Fund

Supplement dated September 13, 2018
to the
Prospectus and Summary Prospectuses dated February 28, 2018, as previously amended or supplemented

Effective September 15, 2018, Richard Wilk will retire from his position as a portfolio manager for the American Beacon Small Cap Value Fund. Accordingly, effective as of September 15, 2018, all references to Mr. Wilk in the Prospectus and Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Small Cap Value Fund

Supplement dated September 13, 2018
to the
Statement of Additional Information dated February 28, 2018

Effective September 15, 2018, Richard Wilk will retire from his position as a portfolio manager for the American Beacon Small Cap Value Fund. Accordingly, effective as of September 15, 2018, all references to Mr. Wilk in the Statement of Additional Information are deleted.

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE